Other Liabilities And Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities And Provisions [Line Items]
Schedule Of Other Liabilities And Provisions

As at December 31	2012	2011

The Bow Office Project (See Note 8)	$1,674	$1,309
Asset under Construction - Production Field Centre (See Note 8)	612	607
Obligation under Capital Lease	69	-
Unrecognized Tax Benefits (See Note 6)	134	178
Pensions and Other Post-Employment Benefits (See Note 17)	165	184
Other	18	23
	$2,672	$2,301

The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$86	$93	$93	$94	$95	$2,120	$2,581
Sublease recoveries	$(44)	$(46)	$(46)	$(47)	$(47)	$(1,049)	$(1,279)

Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$74	$89	$89	$89	$89	$281	$711